Shareholder Fees - Low Duration Preferred and Income Fund	Apr. 30, 2025
A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
F
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	If you invest $500,000 or more in Class A shares and sell those shares on or before the one year anniversary date of their purchase, you may pay a charge equal to 1% of the lesser of the current net asset value (“NAV”) or the original cost of the shares that you sell.
[2]	For Class C shares, the maximum deferred sales charge does not apply after one year.